EMPLOYEE BENEFIT PLANS - Changes in actuarial liability (Details) - Defined benefit plan - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Changes in actuarial liability
Actuarial liabilities balance, beginning of the year	R$ 430,427	R$ 351,263
Business combination with Fibria	147,877
Interest on employee benefits	44,496	35,920
Actuarial loss	147,640	69,305
Benefits paid in the year	(34,261)	(26,061)
Actuarial liabilities balance, end of the year	R$ 736,179	R$ 430,427